UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive, Suite 310
                Canonsburg, PA 15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        August 14, 2012

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         47

Form 13F Information Table Value Total:         $768,221,117

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Altisource Portfolio  Soluti Com    L0175J104     7,861,387    107,352  Sole                 0   107,352
American International Group Com    026874784    27,671,367    862,305  Sole           465,500   396,805
AON PLC (UK)                 Com    G0408V102     4,332,951     92,624  Sole             1,500    91,124
Artio Global Investors Inc.  Com    04315B107     1,553,283    443,795  Sole                 0   443,795
Bank of New York Mellon Corp Com    064058100    21,949,606    999,982  Sole           579,875   420,107
Barrick Gold Corp.           Com    067901108     6,843,263    182,147  Sole                 0   182,147
Berkshire Hathaway Inc. Clas Com    084670702    30,187,793    362,268  Sole           105,675   256,593
Broadridge Financial Solutio Com    11133T103     5,136,599    241,495  Sole                 0   241,495
Chemtura Corp.               Com    163893209    55,900,545  3,855,210  Sole         2,806,150 1,049,060
Cisco Systems                Com    17275R102    38,249,626  2,227,701  Sole         1,597,825   629,876
Citigroup Inc.               Com    172967424    49,084,814  1,790,763  Sole         1,175,625   615,138
Clearwire Corp.              Com    18538Q105     1,217,032  1,086,636  Sole           373,200   713,436
Consol Energy                Com    20854P109     5,045,786    166,858  Sole             1,825   165,033
Corning Inc.                 Com    219350105    24,689,318  1,909,460  Sole         1,433,250   476,210
Covanta Holding Corp.        Com    22282E102       993,482     57,929  Sole                 0    57,929
Dana Holding Corp            Com    235825205     3,628,433    283,250  Sole           282,500       750
DirecTV Class A              Com    25490A101    13,121,644    268,776  Sole             1,550   267,226
Dish Network Corp.           Com    25470M109    44,081,741  1,544,019  Sole         1,145,325   398,694
Domtar Inc.                  Com    257559203    47,384,227    617,706  Sole           449,800   167,906
Dusa Pharmaceuticals Inc.    Com    266898105       242,375     46,432  Sole            46,432         0
Ebay Inc.                    Com    278642103    14,660,650    348,980  Sole             4,100   344,880
Fairchild Semiconductor      Com    303726103    31,592,432  2,240,598  Sole         1,723,000   517,598
Ferro Corp.                  Com    315405100        48,000     10,000  Sole            10,000         0
Goldman Sachs                Com    38141G104    20,758,867    216,554  Sole           101,375   115,179
Google Inc.                  Com    38259P508    61,802,979    106,544  Sole            75,560    30,984
Health Net Inc.              Com    42222G108     7,419,824    305,720  Sole            30,475   275,245
JP Morgan Chase & Co.        Com    46625H100    49,667,809  1,390,087  Sole           830,050   560,037
Knoll Inc                    Com    498904200     4,001,160    298,149  Sole                 0   298,149
Liberty Media Holding Corp.  Com    53071M104       502,003     28,250  Sole            28,250         0
Mastercard Inc.              Com    57636Q104    13,238,355     30,779  Sole               915    29,864
MetroPCS Communications Inc. Com    591708102     9,281,910  1,534,200  Sole         1,534,200         0
Municipal Mtg & Eqty         Com    62624B101       422,443  1,508,725  Sole                 0 1,508,725
News Corp - Class B          Com    65248E203       421,687     18,725  Sole            18,725         0
News Corporation             Com    65248E104    49,142,097  2,204,670  Sole         1,156,275 1,048,395
ON Semiconductor Corp.       Com    682189105       181,405     25,550  Sole            16,450     9,100
Performance Technologies Inc Com    71376K102     3,108,876  1,394,115  Sole         1,394,115         0
PNC Financial Services Group Com    693475105    10,767,827    176,204  Sole             2,000   174,204
Rock-Tenn Co.                Com    772739207    18,218,336    333,975  Sole           330,850     3,125
Spartech Corp.               Com    847220209     7,936,725  1,535,150  Sole         1,528,350     6,800
Sprint Nextel                Com    852061100    11,103,586  3,406,008  Sole         1,625,700 1,780,308
Staples Inc                  Com    855030102       206,843     15,850  Sole             9,600     6,250
Time Warner Inc.             Com    887317303    18,339,899    476,361  Sole           181,725   294,636
TRW Automotive Holdings Corp Com    87264S106    26,245,721    713,975  Sole           470,550   243,425
US Bancorp                   Com    902973304    13,287,065    413,155  Sole                 0   413,155
Walt Disney Co.              Com    254687106     6,208,970    128,020  Sole                 0   128,020
Wells Fargo & Co             Com    949746101       227,392      6,800  Sole                 0     6,800
Western Digital Corp         Com    958102105       252,984      8,300  Sole             5,750     2,550

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